Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced 1 2			Assets Pending Repurchase or Replacement (within cure period) 1 2			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-18

CIK # Not Applicable

		JPMorgan	995	$343,498,447.73	100.00%	0	$0.00	0.00%	3	$993,037.50	0.29%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			995	$343,498,447.73	100.00%	0	$0.00	0.00%	3	$993,037.50	0.29%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q42014 filing two (2) assets were reported in Dispute and one (1) asset was Pending Repurchase or Replacement (within cure period). As reported herein the three (3) assets were Repurchased during the 3-month period ending 3/31/2015.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.